UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

P. O. BOX 500

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.   Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2013

BMC FUND, INC.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2013 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2013, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2013, the Company paid the following dividends per share:

December 10, 2012 to shareholders of record November 25, 2012	$0.32
March 10, 2013 to shareholders of record February 25, 2013	0.25

Total	$0.57

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at April 30, 2013, with a total market value of $112,549,931.

Paul H. Broyhill, Chief Executive Officer

M. Hunt Broyhill, President

1

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2013 (Unaudited)

BMC Fund, Inc. Portfolio Holdings
Fixed Income 3.09%
Option Contracts 0.02%
Cash Equivalents 17.66%
Common Stocks 23.35%
Other Investments 17.09%
Stock Mutual Funds 11.61%
Bond Mutual Funds 27.18%

BMC Fund, Inc. Sector Diversification (% of common stocks)
Energy 21.71%
Financials 17.54%
Consumer Staples 11.77%
Health Care 10.33%
Industrials 3.15%
Consumer Discretionary 6.58%
Information Technology 9.09%
Utilities 11.30%
Materials 3.16%
Telecom Services 5.37%

2

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2013

ASSETS AT MARKET VALUE:
Investment securities (cost - $106,118,530)	$112,549,931
Cash and short-term investments	186,132
Receivables, accrued interest and dividends	244,656
Receivable from broker	182,872
Other assets	62,736

Total assets	113,226,327

LIABILITIES:
Call options written, at fair value (premiums received $194,226)	100,390
Accounts payable and accrued expenses	1,363
Payable to custodian	3,130
Accounts payable to affiliates	46,603

Total liabilities	151,486

NET ASSETS AT APRIL 30, 2013 - EQUIVALENT TO $22.92 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$113,074,841

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	75,953,358
Undistributed net investment income	430,790
Realized gain on investments	304,337
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	6,525,237

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$113,074,841

See accompanying notes to financial statements.

3

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2013

INVESTMENT INCOME:
Income:
Interest - fixed income	$65,565
Other interest and dividends	1,956,364

Total income	2,021,929

Expenses:
Legal and professional fees	35,626
Directors' fees (Note 8)	34,000
Investment expense	29,764
Salaries	287,629
Property and liability insurance	25,781
Depreciation expense	2,865
Taxes and licenses	25,969
Rent	13,545
Office supplies and expense	27,149
Dues and subscriptions	28,767
Travel and entertainment	7,420

Total expenses	518,515

Investment income, net	1,503,414

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized loss from investments sold	(86,281)
Realized gain from expiration or closing of options contracts written	551,314
Change in unrealized appreciation of investments for the period	2,539,803

Net gain on investments	3,004,836

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,508,250

See accompanying notes to financial statements.

4

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2013 and 2012

	2013	2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,503,414	$986,833
Realized gains from investment securities sold	465,033	876,225
Change in unrealized appreciation of investments for the year	2,539,803	2,830,950

Net increase (decrease) in net assets resulting from operations	4,508,250	4,694,008

Distributions to shareholders from:
Net realized gain on investment securities	(641,270)	(658,935)
Net investment income	(1,473,908)	(2,027,021)
Retained earnings prior to becoming an investment company	(696,792)	(76,681)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,696,280	1,931,371

NET ASSETS AT BEGINNING OF PERIOD	111,378,561	109,069,100

NET ASSETS AT END OF PERIOD (Including undistributed net investment income:

2013 - $430,790, 2012 - $390,917)	$113,074,841	$111,000,471

See accompanying notes to financial statements.

5

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2013 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.   Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.    Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

For the six months ended April 30, 2013, the Company purchased and sold securities in the amount of $17,077,346 and $14,346,838 (excluding short-term investments and options), respectively.

6

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

C.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.    Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2007 and thereafter are subject to possible future examinations by tax authorities.

E.    Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2013 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

H.    Fair Value Measurements – The Company applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of April 30, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,474,000	$-	$-	$3,474,000
Mutual Funds
Bond Mutual Funds	30,586,267	-	-	30,586,267
Stock Mutual Funds	13,068,919	-	-	13,068,919
Other Investments
Limited Partnerships	-	-	19,238,679	19,238,679
Common Stocks
Common Stocks – Publicly Traded	26,305,053	-	-	26,305,053
Call Options	(52,730)	-	-	(52,730)
Put Options	(47,660)	-	-	(47,660)
Short-term Investments	19,877,013	-	-	19,877,013
Total Investments	$93,210,862	$-	$19,238,679	$112,449,541

8

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2013 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES (Continued)

The table below presents a reconciliation for the quarter ended April 30, 2013, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized			Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Net	in (out of)	as of
Level 3 Assets	10/31/2012	Premiums	Losses	Losses	Purchases	Sales	Level 3	4/30/2013
Other Investments
Limited Partnerships	$18,308,442	$-	$880,913	$362,652	$1,013,871	$(1,327,199)	$-	$19,238,679
Total Investments	$18,308,442	$-	$880,913	$362,652	$1,013,871	$(1,327,199)	$-	$19,238,679

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2013, were as follows:

Gross appreciation (excess of value over tax cost)	$14,309,621
Gross depreciation (excess of tax cost over value)	(7,878,220)
Net unrealized appreciation	$6,431,401
Cost of investments for income tax purposes	$106,118,530

4.	CALL OPTIONS WRITTEN

As of April 30, 2013, portfolio securities valued at $1,293,635 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the six months ended April 30, 2013 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2012	4,952	$696,077
Options written	2,050	267,871
Options terminated in closing purchase transactions	(1,264)	(134,938)
Options expired	(3,813)	(444,450)
Options exercised	(710)	(190,334)
Options outstanding at April 30, 2013	1,215	$194,226

5.	PLEDGED COLLATERAL

As of April 30, 2013, short-term investments in the amount of $9,324,000 were pledged as collateral for put options sold by the Company.

9

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2013 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the six months from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2012, a distribution of $0.32 per share was paid to shareholders of record on November 25, 2012.

On March 10, 2013, a distribution of $0.25 was paid to shareholders of record on February 25, 2013.

The tax character of distributions paid for the six months ended April 30, 2013 is as follows:

Distributions paid from:
Ordinary income	$1,535,472
Long-term capital gains	924,640
Retained earnings prior to becoming an investment company	351,858
Total	$2,811,970

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under accounting principles generally accepted. The difference for the period ended April 30, 2013 reflects $430,790 of undistributed net investment income and $304,337 of realized gains on investments under generally accepted accounting principles.

7.	LINE OF CREDIT

On April 22, 2010 (renewed April 21, 2013), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company will pay a commitment fee of 35 basis points on any unused balance. As of April 30, 2013, the Company had no borrowings from this line of credit, which expires on April 21, 2016.

8.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

10

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2013 (Unaudited)

9.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2013 amounted to $13,545. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at April 30, 2013 was $46,603.

10.	IMPAIRED SECURITIES

Selected securities at the end of the six months have significant investment impairment issues. These selected securities have an aggregate cost basis of $6,034,833 and have been assigned no value at April 30, 2013.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2013 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 23, 2013 at the Company’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 12 directors to serve as follows:

Director	Term	Expiring

Kevin P. Boudreau	1 year	2014
James T. Broyhill	1 year	2014
M. Hunt Broyhill	1 year	2014
Paul H. Broyhill	1 year	2014
W. Charles Campbell	1 year	2014
R. Donald Farmer	1 year	2014
Robert G. Fox, Jr.	1 year	2014
Jan E. Gordon	1 year	2014
Brent B. Kincaid	1 year	2014
John S. Little	1 year	2014
L. Glenn Orr, Jr.	1 year	2014
Allene B. Stevens	1 year	2014

2. To vote upon such other business as may come before the meeting.

11

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2013 (Unaudited)

12.	SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, M. Hunt Broyhill, President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Company. Mr. Hunt Broyhill has had such responsibility since 2001. Mr. Hunt Broyhill has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

12

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2013 (Unaudited)

The directors of the Fund were elected for a one-year term at the 2013 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

James T. Broyhill (85) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005

Retired; Director of Shepherd Street Equity Fund (1998-2008); President of Old Clemmons School Properties, Inc. (1998-present); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U.S. Senate (1986); former member, U.S. House of Representatives (1963-1986)

Shepherd Street Equity Fund (1998-2008)

M. Hunt Broyhill (49) 1870 9th Street Court, NW Hickory, NC 28601	Director President Vice President	Since 2008 Since 2007 2001-2007	President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); General Partner of CapitalSouth Partners Fund I, LP and Capital South Partners Fund II, LP (2000-present); General Partner of CapitalSouth Partners Fund III, LP (2007-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present); Chief Executive Officer of Broyhill Affinity Fund, LLC (2008-2012)	None

13

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2013 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director
Paul H. Broyhill (89) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chief Executive Officer Chairman	Since 1976 Since 2001 Since 1976	Director, Chairman and Chief Executive Officer of the Fund; former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)	None

W. Charles Campbell (46) 1031 Huntington Park Drive Charlotte, NC 28211	Director	Since 2011	President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Co-manager of Brackett Flagship Properties, LLC, a commercial real estate firm	None

Allene B. Stevens (91) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor

14

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2013 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Director

Kevin P. Boudreau (50) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005 – present)	None

R. Donald Farmer (66) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (63) 6525 Robin Hollow Drive Mint Hill, NC 28227	Director	Since 2008	Retired; Former Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Jan E. Gordon (62) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Brent B. Kincaid (82) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

John S. Little (81) 4601 Gulf Shore Blvd. N. #18 Naples, FL 34103	Director	Since 2001	Retired; former Managing Director and Chief Executive, Associated Octel, London (1989-1995); former Senior Vice President of Corporate Technology, Great Lakes Chemical Corporation (1981-1989)	None

L. Glenn Orr, Jr. (73) 2735 Forest Drive Winston-Salem, NC 27104	Director	Since 1999	President and Chief Executive Officer, Orr Holdings, LLC, a private investment company (since 2007); President and Chief Executive Officer, The Orr Group, an investment banking firm (1995-2006)	Highwoods Properties, Inc. (1995-present); Medical Properties Trust (2005-present)

15

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2013 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Officer

Boyd C. Wilson, Jr. (60) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006	Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)	FNB United Corp.

Christopher R. Pavese (36) 166 Pleasant Point Drive Hickory, NC 28601	Vice President and Chief Investment Officer	Since 2013	Vice President of the Fund since February 2013 and Chief Investment Officer of the Fund since March 2011; Portfolio Manager of the Fund (2005-2011); Vice President and Portfolio Manager at JP Morgan Private Bank (1999-2005)	None

Carol Frye (55) 210 Beall Street Lenoir, NC 28645	Secretary and Treasurer	Since 2001	Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)	None

16

BMC FUND, INC.
ADDITIONAL INFORMATION
Six Months Ended April 30, 2013 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

17

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six months ended 4/30/13 (Unaudited), Years Ended October 31, 2012, 2011, 2010, 2009, 2008, 2007, 2006, 2005, 2004 and 2003

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2013 (Unaudited), the years ended October 31, 2012, 2011 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	2013		2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Net asset value, beginning of period	$22.58		$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46
Net investment income	0.30		0.35	0.49	0.46	0.48	0.73	0.78	1.06	0.88	0.82	0.95
Net gains (losses) on investments	0.61		1.18	0.21	1.70	1.65	(10.98)	4.25	2.43	2.48	2.08	3.76
Total from investment operations	0.91		1.53	0.70	2.16	2.13	(10.25)	5.03	3.49	3.36	2.90	4.71
Less distributions:
Dividends from net investment income	0.24		0.56	0.27	0.46	0.92	1.04	2.03	2.37	-	0.65	0.45
Distributions from capital gains	0.19		0.48	0.53	-	-	1.42	0.27	0.41	1.46	0.48	0.55
Distributions from retained earnings	0.14		0.02	0.20	0.49	0.80	-	-	-	-	-	-
P. B. Realty, Inc. Spin-off	-		-	-	-	-	2.78	-	-	-	-	-
Total distributions	0.57		1.06	1.00	0.95	1.72	5.24	2.30	2.78	1.46	1.13	1.00
Net asset value, end of period	$22.92		$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17

Per share market value, end of period[1]	$18.00		$18.00	$18.45	$18.00	$16.75	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	10.15	%*	8.50%	3.79%	11.83%	12.72%	(39.42)%	19.35%	13.40%	12.95%	11.14%	18.12

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$113,075		$111,379	$109,069	$110,576	$104,603	$102,574	$178,975	$165,500	$162,027	$152,623	$143,910
Ratio of expenses to average net assets[3]	0.93	%*	1.01%	0.97%	1.11%	1.18%	1.02%	0.75%	0.73%	0.60%	0.73%	0.73
Ratio of net investment income to average net assets[3]	2.68	%*	1.57%	2.15%	2.11%	2.40%	2.37%	2.26%	3.20%	2.77%	2.70%	3.52
Portfolio turnover rate	12.87%		32.90%	60.41%	38.08%	69.62%	67.44%	51.23%	48.22%	57.54%	40.10%	52.51

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

*Annualized

18

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2013

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$252,773	$260,752
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	550,289	571,510
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	251,385	264,615
HUMANA INC		6.450%	6/1/2016	250,000	271,450	287,833
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,616	258,444
TRANSOCEAN INC		5.050%	12/15/2016	250,000	252,522	278,805
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	473,488	485,326
ICAHN ENTERPRISES LP CORP		8.000%	1/15/2018	500,000	537,746	537,500
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	502,541	529,215
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	2,555,940	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	849,326	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	2,129,566	-

TOTAL INVESTMENTS IN FIXED INCOME				$9,680,769	$8,876,642	$3,474,000	3.07%

19

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ALLIANCEBERNSTEIN GLOBAL BOND FUND A	59,031.88	$500,000	$514,758
BERWYN INCOME FUND	10,150.38	135,000	140,380
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,656	383,400
DOUBLELINE CORE FIXED INCOME I	89,216.29	1,000,000	1,017,958
DOUBLELINE EMERGING MARKETS FIXED INCOME I	46,079.80	500,000	508,721
DOUBLELINE TOTAL RETURN BOND N	226,010.04	2,500,000	2,578,774
EATON VANCE FLOATING RATE A	26,315.79	250,000	251,053
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	690,976
FIDELITY SPARTAN US BOND INDEX ADVANTAGE	48,088.23	499,156	572,731
FIDELITY STRATEGIC INCOME FUND	14,972.78	165,000	171,738
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	181,993
HARBOR BOND FUND INSTITUTIONAL CLASS	77,505.80	962,048	978,898
ISHARES BARCLAYS 3-7 YR TREASURY BOND	8,750.00	981,443	1,086,050
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	15,000.00	1,638,020	1,831,950
JOHN HANCOCK PREFERRED INCOME FUND	5,000.00	112,075	119,434
LOOMIS SAYLES BOND FUND INSTITUTIONAL	120,930.18	1,612,500	1,890,139
LOOMIS SAYLES GLOBAL BOND INSTITUTIONAL	59,153.31	1,000,000	1,019,803
MANNING & NAPIER PRO BLEND CONSERV TERM S	3,804.54	50,753	53,340
METROPOLITAN WEST TOTAL RETURN BOND M	57,364.25	603,400	632,154
OSTERWEIS STRATEGIC INCOME FUND	19,861.83	230,000	237,945
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,357	230,875
PIMCO FUNDAMENTAL ADV TOTAL RETURN STRAT I	248,756.22	1,000,000	1,119,403
PIMCO INCOME FD INSTITUTIONAL	128,944.70	1,500,000	1,642,755
PIMCO ALL ASSET INSTITUTIONAL	154,782.72	1,942,500	1,987,410
PIMCO ALL ASSET ALL AUTHORITY INSTITUTIONAL	219,641.25	2,442,500	2,446,803
PIMCO GLOBAL MULTI-ASSET CL D	32,359.01	350,000	378,924
PIMCO REAL RETURN INSTITUTIONAL	171,411.82	2,000,000	2,115,222
PIMCO TOTAL RETURN INSTITUTIONAL	122,128.55	1,249,375	1,384,938
POWERSHARES PREFERRED PORT	5,000.00	66,915	74,900
RIVERNORTH OAKTREE HIGH INCOME I	24,533.86	250,000	252,208
TCW TOTAL RETURN BOND I	109,647.08	1,100,000	1,137,040
TEMPLETON EMERGING MKTS INCOME FUND	25,000.00	337,317	415,500
TEMPLETON GLOBAL INCOME FD	64,800.00	591,441	615,600
VANGUARD INTERM-TERM INVESTMENT-GRADE ADMIRAL	186,831.27	1,650,552	1,922,494
TOTAL BOND MUTUAL FUNDS		$28,483,448	$30,586,267	27.05%

20

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
INCOME FUND OF AMER INC CL A	5,963.03	$100,000	$117,114	0.10%

INTERNATIONAL EQUITIES
Foreign Large Blend
SPDR S&P INTL DIVIDEND	2,500.00	118,817	125,375
VANGUARD TOTAL INTL STOCK INDEX INV SHARES	3,501.49	51,962	55,744
		170,779	181,119	0.16%

Foreign Large Value
ISHARES TR MSCI EAFE VALUE INDEX	2,500.00	122,408	132,150
OAKMARK INTERNATIONAL FUND I	2,531.26	44,019	58,978
WISDOMTREE INTL DIVIDEND EX-FINANCIALS	2,500.00	103,612	110,240
		270,039	301,368	0.27%

Foreign Small/Mid Growth
JANUS TRITON FUND TO SHARES	2916.88	31,006	57,900	0.05%

Diversified Emerging Markets
WESTERN ASSET EMRG MKT DEBT PORTFOLIO	15,000.00	284,411	324,900	0.29%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE INDEX	20,000.00	255,572	288,800	0.26%

TOTAL INTERNATIONAL EQUITIES		1,011,807	1,154,087	1.02%

SPECIALTY FUNDS
Energy
NUVEEN ENERGY MLP TOTAL RETURN	10,295.00	138,065	213,415	0.19%

Pharmaceuticals & Biotechnology
ISHARES TR NASDAQ BIOTECH INDEX	500.00	45,277	86,155	0.08%

Utilities
SECTOR SPDR TR SBI INT-UTILITIES	23,000.00	734,317	952,890	0.84%

Large Cap Blend
T. ROWE PRICE PERSONAL STRATEGY	4,370.83	90,476	121,378
WISDOMTREE LARGECAP DIVIDEND	1,500.00	63,693	90,465
YACKTMAN FUND SVC	14,258.04	256,985	311,253
		411,154	523,096	0.46%

21

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
Foreign Large Blend
WISDOMTREE EMERGING MARKETS EQUITY		2,500.00	138,212	139,925	0.12%

Foreign Large Value
ISHARES DOW JONES INTL SELECT DIVIDEND INDEX		2,500.00	84,611	90,200	0.08%

Financial
FRANKLIN INCOME FUND ADV		119,047.62	250,000	279,762
ISHARES S&P US PFD STOCK INDEX		1,250.00	49,231	50,962
			299,231	330,724	0.29%

Precious Metals
MARKET VECTORS GOLD MINERS ETF		33,000.00	1,699,607	1,001,880
SPDR GOLD SHARES	[3]	10,000.00	969,550	1,427,700
			2,669,157	2,429,580	2.15%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHARES		20,045.04	422,892	508,944	0.45%

Moderate Allocation
FPA CRESCENT FUND		18,462.15	525,302	565,680
OAKMARK EQUITY & INCOME FUND		8,920.47	263,600	269,487
SEQUOIA FD INC COM	[3]	740.54	108,371	138,533
			897,273	973,700	0.86%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		40,217.43	510,000	550,577
WINTERGREEN FD INC COM		7,005.79	102,985	116,506
			612,985	667,083	0.59%

Bear Market
PIMCO STOCKSPLUS AR SHORT		1,474,926.25	5,000,000	4,882,006	4.32%

TOTAL SPECIALTY FUNDS			11,453,174	11,797,718	10.43%

TOTAL STOCK MUTUAL FUNDS			12,564,981	13,068,919	11.56%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$41,048,429	$43,655,186	38.61%

22

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$500,000	$547,118
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,500,000	1,510,275
ELLIOTT ASSOCIATES LP	[2,3]	2,000,000	3,216,727
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	2,973,395
HAYMAN CAPITAL PARTNERS LP	[2,3]	2,500,000	3,190,115
LMC COMPASS FUND LP	[2,3]	698,059	1,033,941
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	1,000,000	1,227,980
PRIVET FUND LP	[2,3]	1,000,000	1,373,423
RIVERNORTH CAPITAL PARTNERS, LP	[2,3]	2,000,000	2,598,481
SMITH BREEDEN SECURITIZED CREDIT OPPORTUNITIES LLC	[2,3]	500,000	551,427
STARK INVESTMENTS LP	[2,3]	278,431	704,542
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	298,197	259,884
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	13,871	13,871
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	37,500
TOTAL LIMITED PARTNERSHIPS		15,024,125	19,238,679	17.27%

TOTAL OTHER INVESTMENTS		$15,024,125	$19,238,679	17.27%

23

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Services	5,000.00	COMPANHIA DE BEBIDAS DAS A		$142,690	$210,100
	1,000.00	MCDONALDS CORP COM		95,695	102,140
	1,500.00	RENT A CENTER INC NEW COM		51,495	52,395
				289,880	364,635	0.32%

Retailing	1,500.00	PANERA BREAD CO CL A	[3]	235,356	265,845
	15,000.00	PEP BOYS MANNY MOE & JACK COM	[3]	140,817	174,000
				376,173	439,845	0.39%

Household & Personal Products	5,000.00	COACH INC COM		248,994	294,300	0.26%

Recreation	15,000.00	CEDAR FAIR LP		446,330	630,000	0.56%

TOTAL CONSUMER DISCRETIONARY				1,361,377	1,728,780	1.53%

CONSUMER STAPLES
Food & Staples Retailing	25,000.00	DANONE SPONSORED ADR		327,027	375,500
	7,000.00	FAMILY DOLLAR STORES INC COM		424,919	429,590
				751,946	805,090	0.71%

Food, Beverage & Tobacco	13,500.00	COCA-COLA HELLENIC BOTTLING CO		295,754	337,500
	3,500.00	GENERAL MILLS INC COM		122,082	176,470
	1,000.00	HERSHEY CO COM		61,459	89,160
	6,000.00	LORILLARD INC		258,466	257,340
	10,000.00	NESTLE S A SPONSORED ADR	[3]	396,900	712,300
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	189,680
	2,000.00	SMUCKER J M CO COM NEW		121,939	206,460
				1,400,116	1,968,910	1.74%

Household & Personal Products	500.00	KIMBERLY CLARK CORP COM		43,706	51,595
	3,500.00	PROCTER & GAMBLE CO COM		227,433	268,695
				271,139	320,290	0.28%

TOTAL CONSUMER STAPLES				2,423,201	3,094,290	2.74%

ENERGY	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	72,680
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	245,160
	2,000.00	BUCKEYE PARTNERS L P UNIT		124,792	123,560
	1,000.00	CHEVRON CORP		106,870	122,010
	4,500.00	CPFL ENERGIA S A SPONSORED		103,020	96,300
	750.00	DEVON ENERGY CORP NEW COM		59,334	41,295
	250.00	ENCANA CORP COM		6,581	4,613
	4,000.00	ENERGY TRANSFER EQUITY LP		150,093	234,720
	1,000.00	ENSCO INTL		51,645	57,680
	17,440.00	ENTERPRISE PRODS PARTN COM		463,200	1,057,736

24

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
	2,004.00	EXXON MOBIL CORP COM		151,432	178,336
	8,000.00	KINDER MORGAN ENERGY PARTNERS LP		491,126	707,600
	5,000.00	KINDER MORGAN INC COM		173,187	195,500
	217.16	KINDER MORGAN MANAGEMENT L	[3]	7,936	18,889
	473,970.65	KINDER MORGAN MGMT FR	[3]	4	-
	7,500.00	LINN ENERGY LLC		139,980	289,575
	7,500.00	MARKWEST ENERGY PARTNERS L		95,426	474,000
	1,000.00	OCCIDENTAL PETROLEUM COM		88,813	89,260
	5,000.00	ONEOK INC COM		107,537	256,800
	750.00	PEABODY ENERGY CORP COM		45,175	15,045
	2,500.00	PENN WEST PETROLEUM LTD		45,428	23,075
	2,000.00	PETROLEO BRASILEIRO SA SPO		76,714	38,300
	10,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	574,200
	7,000.00	SEADRILL LIMITED SHS		263,034	269,430
	5,000.00	TARGA RESOURCES PARTNERS,		134,173	227,000
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	215,550
	1,500.00	TRANSOCEAN INC NEW SHS	[3]	104,518	77,205
TOTAL ENERGY				3,688,867	5,705,519	5.05%

FINANCIALS
Banks	1,300.00	BANK N S HALIFAX COM		66,388	74,932	0.07%

Diversified Financials	2,500.00	BERKSHIRE HATHAWAY INC CL	[3]	185,406	265,800
	1,300.00	CME GROUP		71,797	79,118
	500.00	NYSE EURONEXT		13,693	19,405
				270,896	364,323	0.32%

Financial	6,000.00	AMERICAN CAPITAL AGENCY CORP		183,847	199,860
	800.00	AMERICAN EXPRESS CO COM		35,211	54,728
	5,000.00	ANNALY CAPITAL MGMT INC		82,125	79,700
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	264,450
	25,000.00	OAKTREE CAPITAL GROUP LLC UNIT		972,248	1,298,000
	10,000.00	THL CREDIT INC COM		156,142	153,800
	50,000.00	TWO HARBORS INVT CORP COM		569,600	599,000
				2,225,653	2,649,538	2.34%

Insurance	1,000.00	METLIFE INC COM		32,265	38,990
	2,000.00	TRAVELERS COMPANIES COM		161,841	170,820
				194,106	209,810	0.19%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM		370,003	563,150
	2,441.29	SILVER BAY REALTY TR COR COM		47,361	46,580
	2,000.00	VENTAS INC		91,107	159,260
				508,471	768,990	0.68%

25

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
REIT	15,000.00	CORRECTIONS CORP AMER NEW COM		431,887.00	543,000.00	0.48%

TOTAL FINANCIALS				3,697,401.0	4,610,593.0	4.08%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550.0	108,240.0
	1,500.00	DAVITA HEALTHCARE PART COM	[3]	181,562.0	177,975.0
	50.00	LABORATORY CORP AMER HLDGS	[3]	3,536	4,668
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	97,710
				310,756	388,593	0.34%

Pharmaceuticals & Biotechnology	3,000.00	ASTRAZENECA PLC SPONSORED		135,341	155,760
	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	91,840
	15,000.00	HOSPIRA INC	[3]	465,500	496,800
	500.00	IMMUNOGEN INC COM	[3]	5,722	8,010
	3,000.00	ELI LILLY & CO COM		132,158	166,140
	27,500.00	PFIZER INC COM		503,831	799,425
	10,000.00	SANOFI SPONSORED ADR		337,248	533,500
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	36,950
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	38,290
				1,707,799	2,326,715	2.06%

TOTAL HEALTH CARE				2,018,555	2,715,308	2.40%

INDUSTRIALS
Capital Goods	10,000.00	TEEKAY LNG PARTNERS LP		384,775	416,900	0.37%

Commercial Services & Supplies	2,000.00	PHH CORP COM NEW	[3]	43,525.00	42,160.00
	1,000.00	STERICYCLE INC COM	[3]	85,105	108,320
	6,000.00	US ECOLOGY INC COM		122,962	163,200
	500.00	WASTE MGMT INC DEL COM		17,412	20,490
				269,004	334,170	0.30%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,329	77,420	0.07%

TOTAL INDUSTRIALS				727,108	828,490	0.73%

INFORMATION TECHNOLOGY
Software & Services	9,500.00	MICROSOFT CORP COM		229,642	314,450
	4,000.00	ORACLE CORP COM		110,847	131,120
				340,489	445,570	0.39%

26

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
Technology Hardware & Equipment	2,750.00	APPLE INC COM	1,456,188	1,217,645
	5,700.00	CISCO SYSTEMS INC COM	111,360	119,244
	1,500.00	QUALCOMM INC COM	71,275	92,400
	50,000.00	XEROX CORP COM	334,384	429,000
			1,973,207	1,858,289	1.64%

Semiconductors &	3,500.00	INTEL CORP COM	73,337	83,825	0.07%
Semiconductor Equipment

TOTAL INFORMATION TECHNOLOGY			2,387,033	2,387,684	2.11%

MATERIALS	5,000.00	BROOKFIELD INFRASTRUCTURE	143,842	193,250
	2,000.00	MOSAIC CO	93,287	123,180
	7,500.00	NEWMONT MINING CORP COM	488,457	243,000
	1,000.00	POTASH CORP	42,081	42,100
	2,000.00	RPM INTL INC COM	42,340	64,800
	3,000.00	WILLIAMS PARTNERS LP COM	147,157	163,950
TOTAL MATERIALS			957,164	830,280	0.73%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO	55,017	42,760
	3,000.00	AT&T CORP COM	84,047	112,380
	4,500.00	BCE INC COM	191,785	210,870
	5,500.00	CONSOLIDATED COMM HLDG COM	102,683	101,365
	5,000.00	SINGAPORE TELECOMM LTD ADR	121,425	159,542
	2,000.00	SK TELECOM LTD SPONSORED A	27,904	38,980
	2,000.00	TELECOM ARGENTINA SA	36,419	32,980
	6,500.00	TELEFONICA S A SPONSORED A	108,423	94,705
	6,000.00	TELEPHONICA BRASIL S.A.	146,002	159,480
	15,000.00	VODAFONE GROUP	374,874	458,850
TOTAL TELECOMMUNICATION SERVICES			1,248,579	1,411,912	1.25%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM	79,050.00	102,860.00
	5,000.00	AMERIGAS PARTNERS LP COM	212,399.00	226,650.00
	6,500.00	DOMINION RES INC VA COM	330,756	400,920
	10,187.00	DUKE ENERGY CORP COM	542,356	766,062
	2,500.00	ENERSIS	49,539	47,200
	1,000.00	ENTERGY CORP NEW COM	69,388	71,230
	2,000.00	INTEGRYS ENERGY GRP COM	104,066	123,120
	1,000.00	NATIONAL GRID PLC SPON ADR	49,641	63,780
	6,000.00	ONEOK PARTNERS LP COM	155,009	324,600
	17,500.00	SOUTHERN CO COM	628,940	844,025
TOTAL UTILITIES			2,221,144	2,970,447	2.63%

TOTAL INVESTMENTS IN COMMON STOCKS			$20,730,429	$26,283,303	23.24%

27

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
SPDR S&P500 TR PUT OPTION, $150 EXP 6/22/13	[3]	250.00	$61,892	$21,750
TOTAL INVESTMENTS IN PUT OPTIONS			$61,892	$21,750	0.02%

28

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2013

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

29

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2013

		Market	Percent of
Company Name	Cost	Value	Net Assets

Short-term Investments MFB NI Treasury Money Market Fund	$19,877,013	$19,877,013	17.58%

TOTAL INVESTMENTS - MARKET VALUE		112,549,931	99.54%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		524,910	0.46%

TOTAL NET ASSETS		$113,074,841	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

30

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2013

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
APPLE INC CALL OPTION, $475 EXP 7/20/13	[3]	(10.00)	$(12,134)	$(8,930)
COACH INC CALL OPTION, $55 EXP 6/22/13	[3]	(50.00)	(6,421)	(22,500)
DAVITA INC CALL OPTION, $130 EXP 7/20/13	[3]	(5.00)	(1,110)	(500)
DAVITA INC CALL OPTION, $130 EXP10/19/13	[3]	(10.00)	(3,984)	(2,800)
HOSPIRA INC CALL OPTION, $35 EXP 1/18/14	[3]	(50.00)	(6,671)	(13,000)
PHH CORP CALL OPTION, $25 EXP 5/18/13	[3]	(20.00)	(1,669)	(100)
THE TRAVELERS COMPANIES CALL OPTION, $85 EXP 7/20/13	[3]	(20.00)	(2,279)	(4,900)
TOTAL CALL OPTIONS - LIABILITIES			(34,268)	(52,730)	-0.05%

PUT OPTIONS:
CELGENE CORP PUT OPTION, $90 EXP 7/20/13	[3]	(30.00)	(13,302)	(1,410)
COACH INC PUT OPTION, $45 EXP 6/22/13	[3]	(100.00)	(21,878)	(1,000)
HOSPIRA INC PUT OPTION, $30 EXP 5/18/13	[3]	(100.00)	(21,631)	(5,000)
HOSPIRA INC PUT OPTION, $30 EXP 8/17/13	[3]	(150.00)	(27,999)	(18,000)
LULULEMON ATHLEICA PUT OPTION, $55 EXP 9/21/13	[3]	(40.00)	(13,337)	(4,400)
SPDR S&P500 TR PUT OPTION, $140 EXP 6/22/13	[3]	(500.00)	(42,715)	(14,000)
TOLL BROTHERS INC PUT OPTION, $30 EXP 6/22/13	[3]	(30.00)	(3,253)	(1,350)
VODAFONE GROUP PUT OPTION, $25 EXP 7/20/13	[3]	(100.00)	(15,843)	(2,500)
TOTAL PUT OPTIONS - LIABILITIES			(159,958)	(47,660)	-0.04%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(194,226)	$(100,390)	-0.09%

31

Item. 2.   Code of Ethics.

N/A

Item 3.  Audit Committee Financial Expert.

N/A

Item 4.  Principal Accountant Fees and Services.

N/A

Item 5.  Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8.  Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.  Submission of Matters to a Vote of Security Holders.

N/A

Item 11.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

32

Item 12.  Exhibits.

(a)(1)  N/A

(a)(2)  Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date:  June 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Paul H. Broyhill

Paul H. Broyhill

Chairman and Chief Executive Officer

Date:  June 10, 2013

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date:  June 10,2013

33